ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables
	As of December 31,
	2017	2018

Employee payroll and welfare payables	$3,182	$1,738
Other tax payable	12,650	14,119
Accrued professional, marketing and leasing fees	6,017	6,035
Advance from customers	6,220	4,078
Other payables	3,808	7,085

Total	$31,877	$33,055